Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Consolidated Statements of Operations and Comprehensive Income [Abstract]
Net sales	$ 1,237,100	$ 757,800	$ 483,452
Royalty revenue	65,154	45,539	24,647
Total revenue	1,302,254	803,339	508,099
Cost of goods sold	549,158	357,274	241,365
Gross profit	753,096	446,065	266,734
Selling, general and administrative expenses	464,568	279,822	191,717
Depreciation and amortization	37,554	25,543	18,843
Impairment of long-lived assets	3,292	3,834
Total operating expenses	505,414	309,199	210,560
Income from operations	247,682	136,866	56,174
Interest expense, net	1,495	1,861	2,057
Foreign currency (gain) loss	(2,629)	1,786	(830)
Income before provision for income taxes	248,816	133,219	54,947
Provision for income taxes	101,452	60,713	15,699
Net income	147,364	72,506	39,248
Net income applicable to preference shareholders	21,227	15,629	8,460
Net income available for ordinary shareholders	126,137	56,877	30,788
Weighted average ordinary shares outstanding:
Basic	158,258,126	140,554,377	140,554,377
Diluted	189,299,197	179,177,268	179,177,268
Net income per ordinary share:
Basic	$ 0.80	$ 0.40	$ 0.22
Diluted	$ 0.78	$ 0.40	$ 0.22
Statements of Comprehensive Income:
Net income	147,364	72,506	39,248
Foreign currency translation adjustments	(4,768)	3,803	150
Comprehensive income	$ 142,596	$ 76,309	$ 39,398